Segment Information (Details) - segments	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 26, 2025	Feb. 09, 2023
Segment Information (Details) [Line Items]
Number of operating segments	2		2
Reportable segments	2	2	2
Purchased services percentage			40.00%		40.00%
Lab Services MSO [Member]
Segment Information (Details) [Line Items]
Percentage of equity				40.00%	40.00%